Financial Risk Management - Contractual Maturity for Derivative Financial Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Assets	$ 2,340.3	$ 1,163.5
Liabilities	(2,253.8)	(751.7)
Financial assets held for managing liquidity risk	86.5	411.8
Liquidity risk
Disclosure of financial assets [line items]
Assets	2,340.3	1,163.5
Liabilities	(2,253.8)	(751.7)
On demand
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
On demand | Liquidity risk
Disclosure of financial assets [line items]
Assets	0.0	0.0
Liabilities	0.0	0.0
Less than 3 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	210.3	24.1
Less than 3 months | Liquidity risk
Disclosure of financial assets [line items]
Assets	1,340.0	381.4
Liabilities	(1,129.7)	(357.3)
3 to 12 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	(180.6)	216.4
3 to 12 months | Liquidity risk
Disclosure of financial assets [line items]
Assets	369.7	381.3
Liabilities	(550.3)	(164.9)
1 to 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	69.7	187.2
1 to 5 years | Liquidity risk
Disclosure of financial assets [line items]
Assets	601.7	396.5
Liabilities	(532.0)	(209.3)
More than 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	(13.0)	(15.9)
More than 5 years | Liquidity risk
Disclosure of financial assets [line items]
Assets	28.8	4.3
Liabilities	$ (41.8)	$ (20.2)